RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																																																				3 Months Ended		12 Months Ended
	Feb. 15, 2022	Jan. 26, 2022	Dec. 06, 2021	May 04, 2021	Mar. 05, 2021	Mar. 02, 2021	Feb. 24, 2021	Dec. 01, 2020	Nov. 17, 2020	Nov. 04, 2020	Oct. 19, 2020	Sep. 10, 2020	Aug. 12, 2020	Jul. 30, 2020	Jul. 16, 2020	Jun. 03, 2020	Apr. 08, 2020	Mar. 09, 2020	Feb. 19, 2020	Jan. 24, 2020	Dec. 18, 2019	Nov. 20, 2019	Aug. 15, 2019	Aug. 15, 2019	Jul. 03, 2019	Apr. 26, 2019	Mar. 02, 2019	Mar. 01, 2019	Feb. 15, 2019	Feb. 01, 2019	Jan. 17, 2019	Jan. 04, 2019	Jan. 04, 2019	Dec. 21, 2018	Oct. 12, 2018	Oct. 01, 2018	Jul. 05, 2018	Jun. 29, 2018	Jun. 21, 2018	Apr. 26, 2018	Mar. 31, 2018	Jan. 09, 2018	Jan. 08, 2018	Dec. 02, 2017	Jan. 23, 2017	Jun. 06, 2016	Jan. 14, 2016	Jan. 14, 2016	Jan. 20, 2015	Nov. 10, 2010	Dec. 26, 2006	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 11, 2021	Jul. 08, 2021	Mar. 25, 2021	Dec. 11, 2020	Jan. 10, 2020	Aug. 08, 2019
Related Party Transaction [Line Items]
Number of shares issued	7,398,639		1,479,728	1,479,728	786,280	1,479,728	70,786							9,941,623
Stock issued during period, value	$ 443,918		$ 88,784	$ 88,784		$ 88,784
Outstanding balance																																																														$ 180,244
Debt Instrument, interest rate																																																								3.00%
Accrued interest																																																				$ 13,610	$ 13,283
Annual salary																																																				184,808	159,898		$ 734,427	$ 516,332
Accrued salary balance																																																				$ 2,999,143	2,991,191		2,991,191	$ 2,804,725
Warrants term																																																								5 years					5 years		5 years	5 years
Warrant exercise price per share																																																				$ 0.06
Repayment of debt		$ 40,000																																																		$ 20,000	10,000		50,000	$ 40,000
Loans payable amount		$ 40,000																																																		1,617,000			1,657,000	1,657,000
Paid-in-Kind Interest																																																				18,385	20,429		82,851	50,763
Interest payable																																																				13,610	13,283		53,671	36,562
Payments for rent																																													$ 960							0	3,683		3,683	13,092
Debt Instrument, Increase, Accrued Interest																																																							53,671	36,562
Related Party [Member]
Related Party Transaction [Line Items]
Accrued interest																																																				1,787,736			1,703,019	1,562,499
Payments for rent																																																				0	$ 3,273		3,683	6,263
Loan interest - related party																																																				149,518			135,908	82,238
Royalty payable to related party																																																				65,292			65,292	65,292
Mr. Jonathan R. Rice [Member]
Related Party Transaction [Line Items]
Payroll payable																																																				6,391			3,195	103,730
Mr. Kenneth Le [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																				2,130			1,065	$ 888
Stockholder [Member]
Related Party Transaction [Line Items]
Debt Instrument, interest rate																																																								3.00%
Loan received								$ 70,000	$ 35,000	$ 30,000	$ 30,000	$ 100,000	$ 100,000		$ 100,000	$ 150,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000					$ 20,000	$ 20,000	$ 20,000	$ 30,000	$ 30,000	$ 3,000	$ 17,000	$ 20,000	$ 11,000	$ 26,000	$ 20,000	$ 15,000	$ 15,000	$ 20,000	$ 15,000		$ 100,000	$ 30,000		$ 50,000
Loans payable																																																							1,657,000	$ 1,657,000
Chief Executive Officer and Chief Operations Officer [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses																																																				348,474			347,156	331,143
Principal Stockholder [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																				2,999,143			2,991,191	2,804,725
Director and Employee [Member]
Related Party Transaction [Line Items]
Payroll payable																																																				6,391			3,195	103,730
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																				2,130			1,065	888
Office Employees [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																				29,483			24,048	22,900
Mr Rice [Member]
Related Party Transaction [Line Items]
Payroll payable																																																				6,391			3,195	103,730
Intellectual Property Transfer Agreement [Member] | Mr. Thompson [Member]
Related Party Transaction [Line Items]
Number of shares issued																																																			200,000
Preferred stock voting rights																																																			voting rights equal to 100 common shares per share of preferred stock
Stock issued during period, value																																																			$ 120,000
Outstanding balance																																																							$ 65,292	65,292
Debt Instrument, interest rate																																																							7.00%
Accrued interest																																																				489			$ 1,958
Employment Agreement [Member]
Related Party Transaction [Line Items]
Extended expiration date description																																										the Company extended the expiration date of a warrant for 2,000,000 shares of common stock from January 19, 2018 to January 31, 2020 and on January 10, 2020, the Company extended the expiration date of the warrant to January 10, 2025 for Mr. Rice.
Warrant expiration date																																										Jan. 31, 2020
Employment Agreement [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Annual salary																																																		$ 210,000					$ 398,643			$ 315,764	$ 297,889	$ 281,027
Agreement term																																																							5 years		5 years	5 years	5 years
Employment Agreement [Member] | Chief Executive Officer [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Annual salary																																																						$ 422,561
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Related Party Transaction [Line Items]
Annual salary																							$ 20,000	$ 20,000		$ 20,000
Annual cash compensation																																																$ 140,000	$ 120,000
Warrants term																																															3 years	3 years
Warrant to purchase shares																																															6,000,000	6,000,000																		6,000,000
Warrant exercise price per share																																															$ 0.001	$ 0.001																		$ 0.2299
Extended expiration date description																																										the Company extended the expiration date of the January 2015 warrant from January 19, 2018 to January 31, 2020, and on January 10, 2020 the Company extended the expiration date of the January 2015 warrant to January 10, 2025 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019. On March 25, 2019, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2020. On March 5, 2021, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2022. On February 25, 2022, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2023.
One-time bonus																										$ 20,000
Warrants And Rights Outstanding Term Description																																															three-year	three-year
Warrant expiration date																																															May 20, 2026	May 20, 2026
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Related Party Transaction [Line Items]
Annual cash compensation																									$ 60,000
Warrants term																									3 years
Warrant to purchase shares																									2,000,000
Warrant exercise price per share																									$ 0.2299
Warrants And Rights Outstanding Term Description																									three-year
Employment Agreement [Member] | Mr Rice [Member]
Related Party Transaction [Line Items]
Warrant expiration date																																																																	Jan. 10, 2025
Operating Lease Agreements [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Term of Contract																																													8 years
Payments for rent																																																				$ 2,508			$ 2,508
Operating Lease Agreements [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Payments for rent																																																							$ 3,683	$ 6,263
Operating Lease Agreements [Member] | President [Member]
Related Party Transaction [Line Items]
Payments for rent																																													$ 960